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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	07/31/14

Item 1. Schedule of Investments.

Invesco American Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	VK-AMVA-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–94.58%

Aerospace & Defense–2.14%

Textron Inc.	1,211,342	$44,056,509

Air Freight & Logistics–1.04%

UTi Worldwide, Inc. (b)	2,260,173	21,381,237

Alternative Carriers–2.52%

tw telecom inc. (b)	1,274,886	51,938,856

Apparel Retail–3.70%

Ascena Retail Group, Inc. (b)	3,295,109	52,919,451
Express, Inc. (b)	1,506,568	23,442,198
		76,361,649

Application Software–6.21%

Cadence Design Systems, Inc. (b)	3,535,525	59,502,886
Citrix Systems, Inc. (b)	1,011,034	68,477,333
		127,980,219

Asset Management & Custody Banks–3.24%

American Capital Ltd. (b)	1,330,671	20,172,973
Northern Trust Corp.	697,897	46,682,330
		66,855,303

Auto Parts & Equipment–5.03%

Dana Holding Corp.	1,922,160	43,017,941
Johnson Controls, Inc.	1,284,514	60,680,441
		103,698,382

Automotive Retail–1.79%

Advance Auto Parts, Inc.	305,058	36,945,574

Building Products–2.23%

Owens Corning Inc.	1,347,238	45,873,454

Communications Equipment–2.10%

Ciena Corp. (b)	2,213,094	43,221,726

Diversified Banks–2.67%

Comerica Inc.	1,096,671	55,118,684

Diversified Chemicals–2.33%

Eastman Chemical Co.	610,042	48,059,109

Electric Utilities–1.92%

Edison International	722,568	39,596,726

Health Care Equipment–2.01%

CareFusion Corp. (b)	948,472	41,533,589

Health Care Facilities–7.48%

Brookdale Senior Living Inc. (b)	1,238,483	42,913,436

	Shares	Value

Health Care Facilities–(continued)

HealthSouth Corp.	1,389,678	$53,266,358
Universal Health Services, Inc. -Class B	544,516	58,045,405
		154,225,199

Heavy Electrical Equipment–2.09%

Babcock & Wilcox Co. (The)	1,386,563	43,038,915

Human Resource & Employment Services–2.32%

Robert Half International, Inc.	982,329	47,790,306

Industrial Machinery–6.17%

Ingersoll-Rand PLC	804,213	47,279,682
Pentair PLC (United Kingdom)	421,518	27,006,658
Snap-on Inc.	439,772	52,860,595
		127,146,935

Insurance Brokers–4.50%

Arthur J. Gallagher & Co.	463,341	20,850,345
Marsh & McLennan Cos., Inc.	818,223	41,541,182
Willis Group Holdings PLC	747,376	30,455,572
		92,847,099

Investment Banking & Brokerage–2.17%

Stifel Financial Corp. (b)	978,209	44,792,190

IT Consulting & Other Services–2.63%

Teradata Corp. (b)	1,285,698	54,205,028

Life Sciences Tools & Services–1.56%

PerkinElmer, Inc.	695,957	32,167,133

Multi-Sector Holdings–0.31%

FNFV Group (b)	394,949	6,461,373

Multi-Utilities–0.96%

CenterPoint Energy, Inc.	810,048	19,700,367

Oil & Gas Equipment & Services–1.88%

AMEC PLC (United Kingdom)	2,024,593	38,700,687

Oil & Gas Exploration & Production–1.95%

Newfield Exploration Co. (b)	995,799	40,130,700

Oil & Gas Storage & Transportation–2.77%

ONEOK, Inc.	243,975	15,719,309
Williams Cos., Inc. (The)	728,983	41,282,307
		57,001,616

Packaged Foods & Meats–3.09%

ConAgra Foods, Inc.	2,111,245	63,611,812

Paper Packaging–1.03%

Sealed Air Corp.	659,553	21,184,842

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Personal Products–0.18%

Avon Products, Inc.	279,209	$3,685,559

Property & Casualty Insurance–3.75%

ACE Ltd.	403,675	40,407,868
FNF Group	1,361,748	36,916,988
		77,324,856

Real Estate Operating Companies–2.50%

Forest City Enterprises, Inc. -Class A (b)	2,683,796	51,448,369

Regional Banks–5.82%

BB&T Corp.	1,267,540	46,924,331
Wintrust Financial Corp.	957,266	44,350,133
Zions Bancorp.	993,229	28,624,860
		119,899,324

Specialty Chemicals–1.93%

W.R. Grace & Co. (b)	436,148	39,689,468

Technology Hardware, Storage & Peripherals–0.56%

Diebold, Inc.	308,339	11,618,213
Total Common Stocks (Cost $1,599,162,116)		1,949,291,008

Money Market Funds–6.08%

Liquid Assets Portfolio –Institutional Class (c)	62,665,065	62,665,065
Premier Portfolio –Institutional Class (c)	62,665,065	62,665,065
Total Money Market Funds (Cost $125,330,130)		125,330,130
TOTAL INVESTMENTS–100.66% (Cost $1,724,492,246)		2,074,621,138
OTHER ASSETS LESS LIABILITIES–(0.66)%		(13,525,489)
NET ASSETS–100.00%		$2,061,095,649

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,035,920,451	$38,700,687	$—	$2,074,621,138
Forward Foreign Currency Contracts*	—	276,068	—	276,068
Total Investments	$2,035,920,451	$38,976,755	$—	$2,074,897,206

* Unrealized appreciation.

Invesco American Value Fund

NOTE 3 — Derivative Investments

	Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value
8/29/2014	State Street Bank & Trust Co.	GBP	9,144,961	USD	15,573,549	$15,435,270	$ 138,279
8/29/2014	Bank of New York Co., Inc. (The)	GBP	9,091560	USD	15,482,926	15,345,137	137,789
Total forward foreign currency contracts - Currency Risk							$ 276,068

Currency Abbreviations:

GBP — British Pound Sterling

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $306,684,131 and $204,092,858, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$386,395,713
Aggregate unrealized (depreciation) of investment securities	(36,967,696)
Net unrealized appreciation of investment securities	$349,428,017
Cost of investments for tax purposes is $1,725,193,121.

Invesco American Value Fund

Invesco Comstock Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	VK-COM-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.87%

Aerospace & Defense–1.76%

Honeywell International Inc.	982,924	$90,261,911
Textron Inc.	3,783,165	137,593,711
		227,855,622

Aluminum–1.13%

Alcoa Inc.	8,917,965	146,165,446

Application Software–1.64%

Autodesk, Inc. (b)	1,383,859	73,828,877
Citrix Systems, Inc. (b)	2,032,216	137,641,990
		211,470,867

Asset Management & Custody Banks–3.50%

Bank of New York Mellon Corp. (The)	7,123,847	278,114,987
State Street Corp.	2,470,908	174,050,759
		452,165,746

Auto Parts & Equipment–1.20%

Johnson Controls, Inc.	3,284,195	155,145,372

Automobile Manufacturers–1.77%

General Motors Co.	6,753,231	228,394,272

Cable & Satellite–2.70%

Comcast Corp. -Class A	3,418,417	183,671,545
Time Warner Cable Inc.	1,140,848	165,537,045
		349,208,590

Communications Equipment–1.83%

Cisco Systems, Inc.	9,385,815	236,804,113

Department Stores–1.06%

Kohl’s Corp.	2,566,892	137,431,398

Diversified Banks–11.16%

Bank of America Corp.	13,312,167	203,010,547
Citigroup Inc.	10,662,151	521,485,806
JPMorgan Chase & Co.	6,753,299	389,462,753
U.S. Bancorp	1,194,277	50,195,462
Wells Fargo & Co.	5,466,256	278,232,430
		1,442,386,998

Drug Retail–1.55%

CVS Caremark Corp.	2,620,345	200,089,544

Electric Utilities–1.49%

FirstEnergy Corp.	1,690,018	52,745,462
PPL Corp.	4,242,484	139,959,547
		192,705,009

	Shares	Value

Electrical Components & Equipment–1.02%

Emerson Electric Co.	2,076,487	$132,168,398

Electronic Components–0.88%

Corning Inc.	5,812,049	114,206,763

General Merchandise Stores–0.76%

Target Corp.	1,648,783	98,250,979

Health Care Distributors–0.47%

Cardinal Health, Inc.	855,617	61,304,958

Health Care Services–0.69%

Express Scripts Holding Co. (b)	1,273,074	88,669,604

Hotels, Resorts & Cruise Lines–1.75%

Carnival Corp.	6,249,592	226,360,222

Housewares & Specialties–0.65%

Newell Rubbermaid Inc.	2,603,468	84,560,641

Industrial Conglomerates–2.01%

General Electric Co.	10,303,127	259,123,644

Industrial Machinery–1.25%

Ingersoll-Rand PLC	2,739,410	161,049,914

Integrated Oil & Gas–9.25%

BP PLC -ADR (United Kingdom)	5,235,585	256,386,597
Chevron Corp.	1,400,140	180,954,094
Occidental Petroleum Corp.	1,595,478	155,894,155
Royal Dutch Shell PLC -ADR (United Kingdom)	3,606,308	295,104,184
Suncor Energy, Inc. (Canada)	7,459,059	306,343,553
		1,194,682,583

Integrated Telecommunication Services–1.81%

AT&T Inc.	1,262,581	44,935,258
Verizon Communications Inc.	2,676,961	134,972,374
Vivendi S.A. (France)	2,173,158	54,514,459
		234,422,091

Internet Software & Services–2.12%

eBay Inc. (b)	3,808,132	201,069,370
Yahoo! Inc. (b)	2,039,124	73,021,030
		274,090,400

Investment Banking & Brokerage–2.37%

Goldman Sachs Group, Inc. (The)	669,883	115,802,674
Morgan Stanley	5,868,383	189,783,506
		305,586,180

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Life & Health Insurance–2.01%

Aflac, Inc.	1,278,557	$76,380,995
MetLife, Inc.	3,478,970	182,993,822
		259,374,817

Managed Health Care–2.98%

UnitedHealth Group Inc.	2,939,796	238,270,466
WellPoint, Inc.	1,336,852	146,799,718
		385,070,184

Movies & Entertainment–4.02%

Time Warner Inc.	1,175,599	97,598,229
Twenty-First Century Fox, Inc. -Class B	4,860,975	153,898,469
Viacom Inc. -Class B	3,232,420	267,224,161
		518,720,859

Multi-Utilities–0.69%

PG&E Corp.	1,992,586	89,008,817

Oil & Gas Drilling–0.41%

Noble Corp. PLC	1,675,180	52,550,397

Oil & Gas Equipment & Services–5.05%

Halliburton Co.	3,375,804	232,896,718
Weatherford International PLC (b)	18,750,135	419,440,520
		652,337,238

Oil & Gas Exploration & Production–2.50%

Murphy Oil Corp.	2,717,226	168,821,252
QEP Resources Inc.	4,648,041	153,617,755
		322,439,007

Packaged Foods & Meats–2.89%

ConAgra Foods, Inc.	6,097,653	183,722,285
Mondelez International Inc. -Class A	2,630,585	94,701,060
Unilever N.V. -New York Shares (Netherlands)	2,295,017	94,394,049
		372,817,394

Paper Products–0.93%

International Paper Co.	2,536,240	120,471,400

Pharmaceuticals–9.02%

Bristol-Myers Squibb Co.	2,941,877	148,917,814
GlaxoSmithKline PLC –ADR (United Kingdom)	1,173,612	56,767,612
Merck & Co., Inc.	4,723,802	268,028,525
Novartis AG (Switzerland)	2,373,655	207,183,508
Pfizer Inc.	6,356,920	182,443,604
Roche Holding AG -ADR (Switzerland)	3,022,160	109,970,056
Sanofi -ADR (France)	3,685,736	192,653,421
		1,165,964,540

Property & Casualty Insurance–2.11%

Allstate Corp. (The)	3,922,690	229,281,230
Travelers Cos., Inc. (The)	478,287	42,835,384
		272,116,614

	Shares	Value

Regional Banks–2.49%

Fifth Third Bancorp	6,697,101	$137,156,629
PNC Financial Services Group, Inc. (The)	2,227,534	183,905,207
		321,061,836

Semiconductors–1.16%

Intel Corp.	4,435,249	150,310,589

Systems Software–2.93%

Microsoft Corp.	5,377,580	232,096,353
Symantec Corp.	6,178,913	146,193,081
		378,289,434

Technology Hardware, Storage & Peripherals–1.86%

Hewlett-Packard Co.	6,755,869	240,576,495
Total Common Stocks & Other Equity Interests (Cost $9,265,188,734)		12,515,408,975

Money Market Funds–3.22%

Liquid Assets Portfolio – Institutional Class (c)	208,437,559	208,437,559
Premier Portfolio –Institutional Class (c)	208,437,559	208,437,559
Total Money Market Funds (Cost $416,875,118)		416,875,118
TOTAL INVESTMENTS–100.09% (Cost $9,682,063,852)		12,932,284,093
OTHER ASSETS LESS LIABILITIES–(0.09)%		(12,137,752)
NET ASSETS–100.00%		$12,920,146,341

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market

Invesco Comstock Fund

A.	Security Valuations – (continued)

volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to- market obligation for forward foreign currency contracts.

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,560,616,070	$371,668,023	$—	$12,932,284,093
Forward Foreign Currency Contracts*	—	16,593,474	—	16,593,474
Total Investments	$12,560,616,070	$388,261,497	$—	$12,948,877,567
* Unrealized appreciation.

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation
08/15/2014	Barclays Capital Inc.	CAD	68,020,875	USD	63,167,994	$62,362,650	$805,344
08/15/2014	CIBC World Markets Corp.	CAD	68,020,874	USD	63,138,383	62,362,649	775,734
08/15/2014	Deutsche Bank AG	CAD	68,020,875	USD	63,195,459	62,362,649	832,810
08/15/2014	Goldman Sachs & Co.	CAD	70,762,966	USD	65,706,826	64,876,643	830,183
08/15/2014	Barclays Capital Inc.	CHF	62,355,182	USD	69,467,470	68,617,904	849,566
08/15/2014	CIBC World Markets Corp.	CHF	62,355,185	USD	69,450,606	68,617,907	832,699
08/15/2014	Deutsche Bank AG	CHF	62,020,290	USD	69,085,298	68,249,376	835,922
08/15/2014	Goldman Sachs & Co.	CHF	62,355,182	USD	69,450,990	68,617,904	833,086
08/15/2014	Barclays Capital Inc.	EUR	79,562,833	USD	107,716,141	106,533,758	1,182,383
08/15/2014	CIBC World Markets Corp.	EUR	79,277,847	USD	107,314,458	106,152,165	1,162,293
08/15/2014	Deutsche Bank AG	EUR	79,562,832	USD	107,706,115	106,533,757	1,172,358
08/15/2014	Goldman Sachs & Co.	EUR	79,562,832	USD	107,699,432	106,533,757	1,165,675
08/15/2014	RBC Capital Markets Corp.	EUR	79,562,832	USD	107,716,140	106,533,757	1,182,383
08/15/2014	Barclays Capital Inc.	GBP	40,767,520	USD	69,860,608	68,816,226	1,044,382
08/15/2014	CIBC World Markets Corp.	GBP	39,894,289	USD	68,383,998	67,342,198	1,041,800
08/15/2014	Deutsche Bank AG	GBP	39,894,289	USD	68,363,612	67,342,198	1,021,414
08/15/2014	Goldman Sachs & Co.	GBP	39,894,291	USD	68,367,644	67,342,202	1,025,442
Total open forward foreign currency contracts – Currency Risk							$16,593,474

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

EUR — Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $644,749,628 and $192,551,878 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,504,235,726
Aggregate unrealized (depreciation) of investment securities	(263,836,696)
Net unrealized appreciation of investment securities	$3,240,399,030
Cost of investments for tax purposes is $ 9,691,885,063.

Invesco Comstock Fund

Invesco Dividend Income Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	I-DIVI-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–90.73%

Aerospace & Defense–5.76%

General Dynamics Corp.	81,989	$9,573,855
Lockheed Martin Corp.	129,773	21,668,198
		31,242,053

Air Freight & Logistics–1.02%

United Parcel Service, Inc. -Class B	56,927	5,527,042

Asset Management & Custody Banks–2.45%

Federated Investors, Inc. -Class B	470,858	13,287,613

Auto Parts & Equipment–0.92%

Johnson Controls, Inc.	105,543	4,985,851

Drug Retail–1.61%

Walgreen Co.	126,916	8,728,013

Electric Utilities–12.01%

American Electric Power Co., Inc.	87,326	4,540,079
Duke Energy Corp.	192,528	13,887,045
Exelon Corp.	162,892	5,062,683
Pepco Holdings, Inc.	657,477	17,653,257
Pinnacle West Capital Corp.	219,020	11,715,380
Portland General Electric Co.	209,056	6,675,158
Xcel Energy, Inc.	184,078	5,669,602
		65,203,204

Food Distributors–2.08%

Sysco Corp.	315,745	11,268,939

Gas Utilities–3.67%

AGL Resources Inc.	244,143	12,607,545
WGL Holdings Inc.	186,875	7,284,387
		19,891,932

General Merchandise Stores–1.69%

Target Corp.	153,629	9,154,752

Heavy Electrical Equipment–1.07%

ABB Ltd. (Switzerland)	253,024	5,821,350

Household Products–3.02%

Kimberly-Clark Corp.	71,990	7,477,601
Procter & Gamble Co. (The)	115,477	8,928,682
		16,406,283

Integrated Oil & Gas–5.00%

Exxon Mobil Corp.	46,223	4,573,303
Royal Dutch Shell PLC -Class B (United Kingdom)	247,789	10,674,964
Total S.A. (France)	184,097	11,874,042
		27,122,309

	Shares	Value

Integrated Telecommunication Services–7.21%

AT&T Inc.	317,576	$11,302,531
CenturyLink Inc.	304,868	11,963,020
Deutsche Telekom AG (Germany)	282,278	4,571,643
Verizon Communications Inc.	223,904	11,289,240
		39,126,434

Life & Health Insurance–0.79%

Prudential Financial, Inc.	49,458	4,301,362

Multi-Utilities–9.61%

CMS Energy Corp.	281,099	8,132,194
Dominion Resources, Inc.	112,237	7,591,711
DTE Energy Co.	92,274	6,811,667
National Grid PLC (United Kingdom)	533,109	7,677,972
Public Service Enterprise Group Inc.	259,968	9,143,074
Sempra Energy	49,600	4,945,616
TECO Energy, Inc.	450,191	7,860,335
		52,162,569

Packaged Foods & Meats–7.79%

Campbell Soup Co.	327,243	13,610,036
General Mills, Inc.	260,396	13,058,860
Kraft Foods Group, Inc.	291,130	15,600,201
		42,269,097

Paper Packaging–2.39%

Avery Dennison Corp.	75,459	3,562,420
Sonoco Products Co.	240,809	9,425,264
		12,987,684

Pharmaceuticals–7.27%

Bristol-Myers Squibb Co.	129,585	6,559,593
Eli Lilly and Co.	201,335	12,293,515
Johnson & Johnson	124,339	12,445,091
Merck & Co., Inc.	144,175	8,180,489
		39,478,688

Property & Casualty Insurance–0.83%

Travelers Cos., Inc. (The)	50,182	4,494,300

Regional Banks–3.38%

Cullen/Frost Bankers, Inc.	112,931	8,805,230
M&T Bank Corp.	78,412	9,527,058
		18,332,288

Restaurants–1.54%

Darden Restaurants, Inc.	178,517	8,345,670

Semiconductors–3.13%

Linear Technology Corp.	179,546	7,924,263
Microchip Technology Inc.	200,989	9,048,525
		16,972,788

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Soft Drinks–2.04%

Coca-Cola Co. (The)	282,420	$11,096,282

Tobacco–4.45%

Altria Group, Inc.	362,579	14,720,707
Philip Morris International Inc.	114,774	9,412,616
		24,133,323
Total Common Stocks (Cost $397,238,368)		492,339,826

Money Market Funds–9.37%

Liquid Assets Portfolio –Institutional Class (b)	25,426,096	25,426,096
Premier Portfolio –Institutional Class (b)	25,426,096	25,426,096
Total Money Market Funds (Cost $50,852,192)		50,852,192
TOTAL INVESTMENTS–100.10% (Cost $448,090,560)		543,192,018
OTHER ASSETS LESS LIABILITIES–(0.10)%		(536,381)
NET ASSETS–100.00%		$542,655,637

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$502,572,047	$40,619,971	$—	$543,192,018
Forward Foreign Currency Contracts*	—	98,344	—	98,344
Total Investments	$502,572,047	$40,718,315	$—	$543,290,362

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date			Contract to			Notional Value	Unrealized Appreciation
	Counterparty		Deliver		Receive
09/16/2014	Citigroup Global Markets Inc.	EUR	3,388,976	USD	4,587,199	$4,538,370	$48,829
09/16/2014	Deutsche Bank AG.	EUR	3,387,927	USD	4,586,481	4,536,966	49,515
Total open forward foreign currency contracts - Currency Risk							$98,344

Currency Abbreviations:

EUR – Euro

USD — U.S. Dollar

Invesco Dividend Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $29,546,754 and $4,357,658, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$97,931,169
Aggregate unrealized (depreciation) of investment securities	(2,832,821)
Net unrealized appreciation of investment securities	$95,098,348
Cost of investments for tax purposes is $448,093,670.

Invesco Dividend Income Fund

Invesco Energy Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	I-ENE-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.41%

Diversified Chemicals–1.23%

Dow Chemical Co. (The)	341,607	$17,445,870

Integrated Oil & Gas–26.53%

BG Group PLC (United Kingdom)	1,489,507	29,384,919
BP PLC -ADR (United Kingdom)	737,834	36,131,731
Cenovus Energy Inc. (Canada)	1,184,257	36,376,013
Chevron Corp.	449,114	58,043,493
Exxon Mobil Corp.	534,842	52,917,268
Galp Energia, SGPS, S.A. (Portugal)	630,663	11,170,921
Occidental Petroleum Corp.	499,389	48,795,299
Royal Dutch Shell PLC -ADR (United Kingdom)	611,270	50,020,224
Suncor Energy, Inc. (Canada)	1,283,479	52,702,334
		375,542,202

Oil & Gas Drilling–4.22%

Ensco PLC -Class A (b)	677,769	34,329,000
Helmerich & Payne, Inc.	238,843	25,379,457
		59,708,457

Oil & Gas Equipment & Services–16.64%

Cameron International Corp. (c)	506,272	35,899,748
Halliburton Co.	662,382	45,697,734
National Oilwell Varco Inc.	245,674	19,909,421
Oceaneering International, Inc.	81,788	5,554,223
Schlumberger Ltd.	439,166	47,601,203
Superior Energy Services, Inc.	404,500	13,591,200
Tidewater Inc.	619,801	29,297,993
Weatherford International PLC (c)	1,696,562	37,952,092
		235,503,614

Oil & Gas Exploration & Production–40.32%

Anadarko Petroleum Corp.	483,848	51,699,159
Apache Corp.	732,997	75,249,472
Cabot Oil & Gas Corp.	475,009	15,651,546
Canadian Natural Resources Ltd. (Canada)	1,257,179	54,804,841
Cobalt International Energy, Inc. (c)	969,845	15,536,917
Concho Resources Inc. (c)	251,861	35,462,029
Devon Energy Corp.	792,511	59,834,580
EOG Resources, Inc.	380,746	41,668,842
EQT Corp.	124,200	11,652,444
Marathon Oil Corp.	735,083	28,484,466
Noble Energy, Inc.	421,548	28,028,726
Range Resources Corp.	170,096	12,857,557
Rosetta Resources, Inc. (c)	205,729	10,506,580
Southwestern Energy Co. (c)	925,210	37,545,022
Tullow Oil PLC (United Kingdom)	1,235,976	15,140,487
Ultra Petroleum Corp. (b)(c)	1,342,889	30,779,016
Whiting Petroleum Corp. (c)	519,365	45,958,609
		570,860,293

	Shares	Value

Oil & Gas Refining & Marketing–4.33%

Marathon Petroleum Corp.	311,334	$25,990,162
Phillips 66	434,996	35,282,526
		61,272,688

Trading Companies & Distributors–0.14%

NOW Inc. (b)(c)	61,418	1,977,045
Total Common Stocks & Other Equity Interests (Cost $906,103,620)		1,322,310,169

Money Market Funds–6.97%

Liquid Assets Portfolio –Institutional Class (d)	49,364,297	49,364,297
Premier Portfolio –Institutional Class (d)	49,364,297	49,364,297
Total Money Market Funds (Cost $98,728,594)		98,728,594
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.38% (Cost $1,004,832,214)		1,421,038,763

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.82%

Liquid Assets Portfolio - Institutional Class (Cost $25,779,674)(d)(e)	25,779,674	25,779,674
TOTAL INVESTMENTS–102.20% (Cost $1,030,611,888)		1,446,818,437
OTHER ASSETS LESS LIABILITIES–(2.20)%		(31,134,204)
NET ASSETS–100%		$1,415,684,233

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2014.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$23,948,481	$(23,948,481)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Energy Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Energy Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,391,122,110	$55,696,327	$—	$1,446,818,437

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $71,957,927 and $82,329,669, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$419,719,245
Aggregate unrealized (depreciation) of investment securities	(7,491,155)
Net unrealized appreciation of investment securities	$412,228,090
Cost of investments for tax purposes is $1,034,590,347.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	I-GPM-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.28%

Brazil–4.84%

Yamana Gold Inc.	2,113,911	$18,010,522

Canada–66.90%

Agnico Eagle Mines Ltd. (a)	487,038	18,112,943
Alamos Gold Inc.	1,014,893	9,029,132
B2Gold Corp. (a)(b)	3,589,564	9,284,207
Barrick Gold Corp.	669,158	12,098,377
Continental Gold Ltd. (b)	2,027,373	7,177,529
Detour Gold Corp. (b)	1,283,230	14,464,731
Eldorado Gold Corp.	2,374,858	17,621,390
Franco-Nevada Corp. (a)	362,312	20,499,887
Goldcorp, Inc.	622,239	17,049,349
Ivanhoe Mines Ltd. -Class A (a)(b)	2,313,181	3,203,617
Ivanhoe Mines Ltd. -Wts. expiring 12/10/15(b)	2,088,713	421,459
Kinross Gold Corp. (b)	2,660,557	10,639,300
Lydian International, Ltd. (a)(b)	4,687,150	5,072,766
New Gold Inc. (b)	2,388,907	14,701,977
Orezone Gold Corp. (b)	167,000	127,130
Osisko Gold Royalties Ltd. (b)	136,774	1,950,689
Pan American Silver Corp. (a)	576,713	8,466,147
Platinum Group Metals Ltd. (a)(b)	3,381,162	3,628,322
Pretium Resources Inc. (a)(b)	386,156	2,642,139
Rubicon Minerals Corp. (b)	6,213,359	9,175,005
Sandstorm Gold Ltd. (a)(b)	595,220	4,007,076
SEMAFO Inc. (b)	1,828,301	7,898,099
Silver Wheaton Corp. (b)	620,863	16,210,733
Torex Gold Resources Inc. (b)	13,560,357	18,904,652
Torex Gold Resources Inc. -Wts. expiring 08/12/14(b)	1,977,500	36,274
Turquoise Hill Resources Ltd. (a)(b)	4,705,348	16,356,295
		248,779,225

Mali–4.03%

Randgold Resources Ltd. -ADR	173,875	14,977,593

Mexico–2.97%

Fresnillo PLC	705,368	11,041,769

South Africa–0.58%

Gold Fields Ltd. -ADR	543,894	2,142,942

United States–15.96%

Boart Longyear Ltd. (a)(b)	9,575,359	1,622,651
iShares® Gold Trust - ETF (b)	890,700	11,062,494
Newmont Mining Corp.	485,838	12,102,225
SPDR® Gold Trust - ETF (b)	122,500	15,115,275
Stillwater Mining Co. (b)	486,761	8,713,022

	Shares	Value

United States–(continued)

Tahoe Resources Inc. (b)	405,529	$10,745,421
		59,361,088
Total Common Stocks & Other Equity Interests (Cost $389,401,034)		354,313,139

Money Market Funds–5.05%

Liquid Assets Portfolio –Institutional Class (c)	9,394,932	9,394,932
Premier Portfolio –Institutional Class (c)	9,394,933	9,394,933
Total Money Market Funds (Cost $18,789,865)		18,789,865
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.33% (Cost $408,190,899)		373,103,004

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–7.18%

Liquid Assets Portfolio - Institutional Class (Cost $26,690,241)(c)(d)	26,690,241	26,690,241
TOTAL INVESTMENTS–107.51% (Cost $434,881,140)		399,793,245
OTHER ASSETS LESS LIABILITIES–(7.51)%		(27,913,197)
NET ASSETS–100.00%		$371,880,048

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$ 24,597,529	$(24,597,529)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Gold & Precious Metals Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Brazil	$18,010,522	$—	$—	$18,010,522
Canada	248,779,225	—	—	248,779,225
Mali	14,977,593	—	—	14,977,593
Mexico	—	11,041,769	—	11,041,769
South Africa	2,142,942	—	—	2,142,942
United States	103,218,543	1,622,651	—	104,841,194
Total Investments	$387,128,825	$12,664,420	$—	$399,793,245

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $38,925,029 and $20,917,348, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,536,105
Aggregate unrealized (depreciation) of investment securities	(110,903,904)
Net unrealized appreciation (depreciation) of investment securities	$(67,367,799)
Cost of investments for tax purposes is $467,161,044.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	VK-MCG-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.59%

Aerospace & Defense–1.92%

B/E Aerospace, Inc. (b)	413,087	$35,170,227
DigitalGlobe Inc. (b)(c)	755,551	19,757,659
		54,927,886

Airlines–1.54%

Delta Air Lines, Inc.	1,175,217	44,023,629

Apparel, Accessories & Luxury Goods–2.27%

Michael Kors Holdings Ltd. (b)	272,815	22,228,966
Under Armour, Inc. -Class A (b)(c)	639,150	42,663,263
		64,892,229

Application Software–1.92%

Aspen Technology, Inc. (b)	742,733	32,264,322
Cadence Design Systems, Inc. (b)	1,344,581	22,629,298
		54,893,620

Asset Management & Custody Banks–2.65%

Affiliated Managers Group, Inc. (b)	145,065	28,904,201
Ameriprise Financial, Inc.	391,812	46,860,715
		75,764,916

Auto Parts & Equipment–0.72%

Gentherm Inc. (b)	489,822	20,499,051

Automobile Manufacturers–1.08%

Tesla Motors, Inc. (b)	138,899	31,016,147

Automotive Retail–1.75%

O’Reilly Automotive, Inc. (b)	334,492	50,173,800

Biotechnology–4.10%

Alexion Pharmaceuticals, Inc. (b)	284,722	45,267,951
Medivation Inc. (b)	689,661	51,193,536
Synageva BioPharma Corp. (b)(c)	303,792	20,782,410
		117,243,897

Building Products–3.36%

A.O. Smith Corp.	727,363	33,967,852
Lennox International Inc.	490,148	41,819,427
Owens Corning Inc.	594,974	20,258,865
		96,046,144

Casinos & Gaming–2.01%

Wynn Resorts Ltd.	269,230	57,399,836

	Shares	Value

Commodity Chemicals–1.10%

LyondellBasell Industries N.V. -Class A	296,680	$31,522,250

Communications Equipment–1.27%

Palo Alto Networks, Inc. (b)	447,491	36,184,122

Computer & Electronics Retail–0.60%

Best Buy Co., Inc.	574,162	17,069,836

Construction & Engineering–2.28%

Foster Wheeler AG (Switzerland)	1,153,644	38,024,106
MasTec Inc. (b)	997,108	27,111,367
		65,135,473

Construction Machinery & Heavy Trucks–0.45%

Manitowoc Co., Inc. (The)	483,733	12,847,948

Consumer Electronics–1.88%

Harman International Industries, Inc.	496,101	53,851,764

Consumer Finance–1.67%

Discover Financial Services	782,398	47,773,222

Data Processing & Outsourced Services–1.40%

Alliance Data Systems Corp. (b)	152,138	39,904,276

Distillers & Vintners–1.68%

Constellation Brands, Inc. -Class A (b)	578,336	48,152,255

Distributors–1.48%

LKQ Corp. (b)	1,618,737	42,338,066

Diversified Support Services–0.88%

KAR Auction Services Inc.	861,367	25,246,667

Electrical Components & Equipment–1.73%

AMETEK, Inc.	569,638	27,735,674
Rockwell Automation, Inc.	194,833	21,755,053
		49,490,727

Electronic Components–1.96%

Amphenol Corp. -Class A	582,502	56,019,217

Electronic Equipment & Instruments–1.41%

Cognex Corp. (b)	980,719	40,189,865

Food Retail–0.80%

Kroger Co. (The)	468,557	22,949,922

Health Care Facilities–1.98%

Universal Health Services, Inc. -Class B	531,002	56,604,813

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Health Care Services–2.68%

Omnicare, Inc.	527,847	$32,990,438
Team Health Holdings, Inc. (b)	771,862	43,648,796
		76,639,234

Homebuilding–0.91%

Lennar Corp. -Class A	720,845	26,116,214

Household Appliances–0.72%

Whirlpool Corp.	144,309	20,584,236

Household Products–0.46%

Church & Dwight Co., Inc.	204,450	13,121,601

Housewares & Specialties–1.36%

Jarden Corp. (b)	695,372	38,871,295

Industrial Conglomerates–1.19%

Carlisle Cos. Inc.	426,704	34,144,854

Industrial Machinery–3.05%

Flowserve Corp.	644,047	47,685,240
ITT Corp.	858,283	39,455,269
		87,140,509

Internet Retail–0.68%

Netflix Inc. (b)	46,017	19,452,306

Internet Software & Services–3.22%

Cornerstone OnDemand, Inc. (b)	575,340	24,072,226
Pandora Media Inc. (b)	1,253,981	31,500,003
Yelp Inc. (b)	542,971	36,465,932
		92,038,161

Investment Banking & Brokerage–0.80%

Lazard Ltd. -Class A	438,010	22,907,923

IT Consulting & Other Services–0.93%

Gartner, Inc. (b)	388,500	26,581,170

Leisure Products–1.18%

Brunswick Corp.	837,743	33,786,175

Life Sciences Tools & Services–1.69%

Illumina, Inc. (b)	301,393	48,195,755

Movies & Entertainment–1.51%

Cinemark Holdings, Inc.	1,313,336	43,077,421

Oil & Gas Equipment & Services–2.61%

Baker Hughes Inc.	610,179	41,962,010
Superior Energy Services, Inc.	968,209	32,531,822
		74,493,832

Oil & Gas Exploration & Production–2.95%

Cimarex Energy Co.	198,704	27,623,830
EQT Corp.	312,126	29,283,661
Stone Energy Corp. (b)	721,028	27,435,116
		84,342,607

	Shares	Value

Packaged Foods & Meats–1.56%

Mead Johnson Nutrition Co.	486,274	$44,464,895

Pharmaceuticals–4.97%

Actavis PLC (b)	295,954	63,411,104
Pacira Pharmaceuticals, Inc. (b)(c)	372,874	34,304,408
Shire PLC -ADR (Ireland)	180,049	44,382,079
		142,097,591

Railroads–0.54%

Kansas City Southern	142,792	15,572,895

Regional Banks–1.34%

SVB Financial Group (b)	351,703	38,342,661

Semiconductor Equipment–1.18%

Applied Materials, Inc.	1,606,686	33,676,139

Semiconductors–4.51%

Atmel Corp. (b)	2,283,337	18,723,363
Cavium Inc. (b)	505,161	23,565,761
Integrated Device Technology, Inc. (b)	1,945,716	27,940,482
NXP Semiconductors N.V. (Netherlands)(b)	943,830	58,847,800
		129,077,406

Specialized Finance–1.95%

Intercontinental Exchange, Inc.	289,856	55,716,120

Specialty Chemicals–2.59%

PPG Industries, Inc.	266,268	52,816,921
Valspar Corp. (The)	282,124	21,173,406
		73,990,327

Specialty Stores–2.03%

Signet Jewelers Ltd.	195,963	19,947,074
Tractor Supply Co.	614,261	38,188,606
		58,135,680

Systems Software–1.42%

ServiceNow, Inc. (b)	691,827	40,679,428

Trading Companies & Distributors–0.76%

United Rentals, Inc. (b)	204,085	21,612,601

Trucking–0.99%

J.B. Hunt Transport Services, Inc.	367,909	28,424,649

Wireless Telecommunication Services–1.92%

SBA Communications Corp. - Class A (b)	514,497	55,015,164
Total Common Stocks & Other Equity Interests (Cost $2,174,594,966)		2,790,460,427

Money Market Funds–0.92%

Liquid Assets Portfolio –Institutional Class (d)	13,174,076	13,174,076
Premier Portfolio –Institutional Class (d)	13,174,076	13,174,076
Total Money Market Funds (Cost $26,348,152)		26,348,152

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.51% (Cost $2,200,943,118)		$2,816,808,579

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.17%

Liquid Assets Portfolio - Institutional Class (Cost $33,315,470)(d)(e)	33,315,470	33,315,470
TOTAL INVESTMENTS–99.68% (Cost $2,234,258,588)		2,850,124,049
OTHER ASSETS LESS LIABILITIES–0.32%		9,247,253
NET ASSETS–100.00%		$2,859,371,302

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$33,014,101	$(33,014,101)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco Mid Cap Growth Fund

E.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $495,360,876 and $644,182,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$673,187,371
Aggregate unrealized (depreciation) of investment securities	(58,640,335)
Net unrealized appreciation of investment securities	$614,547,036
Cost of investments for tax purposes is $2,235,577,013.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	VK-SCV-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–96.53%

Air Freight & Logistics–1.01%

UTi Worldwide, Inc. (b)	3,683,600	$34,846,856

Apparel Retail–6.61%

Abercrombie & Fitch Co. -Class A (c)	3,683,074	144,892,131
Guess?, Inc.	3,195,666	83,119,273
		228,011,404

Apparel, Accessories & Luxury Goods–1.66%

Quiksilver, Inc. (b)(c)	19,123,908	57,180,485

Asset Management & Custody Banks–1.10%

Waddell & Reed Financial, Inc. -Class A	717,100	37,855,709

Auto Parts & Equipment–3.20%

Dana Holding Corp.	1,640,235	36,708,459
Faurecia (France)	1,547,200	54,480,092
Modine Manufacturing Co. (b)	1,395,547	19,216,682
		110,405,233

Building Products–1.31%

Owens Corning Inc.	862,000	29,351,100
Ply Gem Holdings Inc. (b)	1,893,367	15,771,747
		45,122,847

Construction & Engineering–1.44%

Aegion Corp. (b)(c)	2,172,486	49,771,654

Construction Machinery & Heavy Trucks–2.28%

Terex Corp.	747,100	25,782,421
WABCO Holdings Inc. (b)	541,500	52,785,420
		78,567,841

Consumer Electronics–1.73%

Harman International Industries, Inc.	549,859	59,687,194

Data Processing & Outsourced Services–1.48%

Broadridge Financial Solutions Inc.	1,266,700	51,136,679

Electronic Components–2.58%

Belden Inc.	1,308,853	88,871,119

Electronic Manufacturing Services–4.99%

Flextronics International Ltd. (b)	7,308,500	75,935,315
Jabil Circuit, Inc.	876,414	17,493,223
KEMET Corp. (b)(c)	3,744,102	18,458,423
Methode Electronics, Inc.	228,589	7,310,276

	Shares	Value

Electronic Manufacturing Services–(continued)

Sanmina Corp. (b)	2,265,382	$52,760,747
		171,957,984

Environmental & Facilities Services–1.39%

Clean Harbors, Inc. (b)	832,320	47,966,602

Health Care Equipment–0.96%

Integra LifeSciences Holdings Corp. (b)	700,400	33,212,968

Health Care Facilities–2.16%

Brookdale Senior Living Inc. (b)	2,154,700	74,660,355

Health Care Services–1.93%

AMN Healthcare Services, Inc. (b)	318,424	4,171,354
Chemed Corp.	611,800	62,311,830
		66,483,184

Health Care Supplies–3.35%

Alere, Inc. (b)	2,886,823	115,472,920

Homebuilding–0.28%

Installed Building Products Inc. (b)	866,450	9,600,266

Human Resource & Employment Services–3.73%

Insperity, Inc.	1,123,700	35,857,267
Manpowergroup Inc.	1,192,873	92,912,878
		128,770,145

Industrial Machinery–2.57%

Briggs & Stratton Corp.	1,584,700	29,047,551
ESCO Technologies Inc.	319,695	10,725,767
Kennametal Inc.	1,152,300	48,719,244
		88,492,562

Internet Software & Services–1.48%

Conversant, Inc. (b)	2,186,100	51,089,157

Investment Banking & Brokerage–7.31%

E*TRADE Financial Corp. (b)	5,461,200	114,794,424
FXCM, Inc. -Class A	2,261,500	30,801,630
LPL Financial Holdings, Inc.	2,239,753	106,343,472
		251,939,526

IT Consulting & Other Services–2.48%

CIBER, Inc. (b)(c)	6,751,300	23,562,037
iGATE Corp. (b)	1,732,830	61,827,374
		85,389,411

Leisure Products–1.55%

Callaway Golf Co. (c)	5,061,038	38,463,889
JAKKS Pacific, Inc. (b)(c)	2,423,100	15,120,144
		53,584,033

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Life & Health Insurance–1.97%

CNO Financial Group, Inc.	4,201,888	$67,986,548

Life Sciences Tools & Services–1.39%

PerkinElmer, Inc.	1,039,400	48,041,068

Movies & Entertainment–0.50%

SFX Entertainment, Inc. (b)	2,498,895	17,117,431

Office Services & Supplies–0.97%

ACCO Brands Corp. (b)	5,042,712	33,382,753

Oil & Gas Equipment & Services–1.72%

ION Geophysical Corp. (b)	6,114,743	22,930,286
McDermott International, Inc. (b)	4,990,900	36,433,570
		59,363,856

Oil & Gas Exploration & Production–1.60%

Goodrich Petroleum Corp. (b)(c)	2,859,106	55,066,382

Paper Packaging–2.25%

Sealed Air Corp.	2,417,273	77,642,809

Personal Products–1.45%

Elizabeth Arden, Inc. (b)(c)	2,432,717	50,186,952

Property & Casualty Insurance–2.70%

AmTrust Financial Services, Inc.	2,185,200	93,176,928

Regional Banks–6.02%

First Horizon National Corp.	6,639,467	78,212,922
First Niagara Financial Group, Inc.	5,906,512	50,796,003
Zions Bancorp.	2,724,000	78,505,680
		207,514,605

Reinsurance–2.36%

Reinsurance Group of America, Inc.	412,494	33,106,768
Validus Holdings, Ltd.	1,320,400	48,234,212
		81,340,980

Research & Consulting Services–2.72%

Dun & Bradstreet Corp. (The)	160,400	17,648,812
FTI Consulting, Inc. (b)	578,318	21,374,633
Resources Connection Inc. (c)	3,627,670	54,777,817
		93,801,262

Semiconductor Equipment–1.79%

Brooks Automation, Inc.	2,665,784	27,137,681
Lam Research Corp.	495,517	34,686,190
		61,823,871

Semiconductors–3.28%

Lattice Semiconductor Corp. (b)	1,859,450	12,718,638
Microsemi Corp. (b)	746,365	17,897,833
ON Semiconductor Corp. (b)	9,656,700	82,661,352
		113,277,823

Specialized Consumer Services–1.53%

ServiceMaster Global Holdings, Inc. (b)	3,006,464	52,823,573

	Shares	Value

Specialized Finance–1.97%

NASDAQ OMX Group, Inc. (The)	1,610,100	$67,930,119

Steel–1.84%

Allegheny Technologies, Inc.	1,681,600	63,312,240

Technology Distributors–0.62%

CDW Corp.	691,174	21,350,365

Trading Companies & Distributors–1.27%

AerCap Holdings N.V. (Netherlands)(b)	1,002,670	43,746,492
Total Common Stocks (Cost $2,488,992,619)		3,328,962,191

Money Market Funds–3.63%

Liquid Assets Portfolio –Institutional Class (d)	62,618,509	62,618,509
Premier Portfolio –Institutional Class (d)	62,618,508	62,618,508
Total Money Market Funds (Cost $125,237,017)		125,237,017
TOTAL INVESTMENTS–100.16% (Cost $2,614,229,636)		3,454,199,208
OTHER ASSETS LESS LIABILITIES–(0.16)%		(5,467,477)
NET ASSETS–100.00%		$3,448,731,731

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2014 was $507,479,914, which represented 14.71% of the Fund’s Net Assets. See Note 3.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Small Cap Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,399,719,116	$54,480,092	$—	$3,454,199,208

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2014.

	Value 04/30/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/14	Interest / Dividend Income
Abercrombie & Fitch Co.	$135,389,800	$-	$-	$9,502,331	$-	$144,892,131	$736,615
Aegion Corp.	55,376,668	-	-	(5,605,014)	-	49,771,654	-
Callaway Golf Co.	44,081,641	-	-	(5,617,752)	-	38,463,889	50,610
CIBER, Inc.	29,165,616	-	-	(5,603,579)	-	23,562,037	-
Elizabeth Arden, Inc.	51,817,949	23,614,718	-	(25,245,715)	-	50,186,952	-
Goodrich Petroleum Corp.	97,219,563	-	(28,859,256)	(28,206,729)	14,912,804	55,066,382	-
JAKKS Pacific, Inc.	21,226,356	-	-	(6,106,212)	-	15,120,144	-
KEMET Corp.	18,757,951	-	-	(299,528)	-	18,458,423	-
Quiksilver, Inc	37,702,734	50,522,796	-	(31,045,045)	-	57,180,485	-
Resources Connection Inc.	49,372,589	-	-	5,405,228	-	54,777,817	253,937
Total	$540,110,867	$74,137,514	$(28,859,256)	$(92,822,015)	$14,912,804	$507,479,914	$1,041,162

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $388,775,166 and $334,242,550, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$940,628,756
Aggregate unrealized (depreciation) of investment securities	(105,620,432)
Net unrealized appreciation of investment securities	$835,008,324
Cost of investments for tax purposes is $2,619,190,884.

Invesco Small Cap Value Fund

Invesco Technology Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	I-TEC-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.81%

Application Software–7.29%

Aspen Technology, Inc. (b)	161,332	$7,008,262
Monitise PLC (United Kingdom)(b)(c)	20,014,736	15,362,508
salesforce.com, inc. (b)	489,325	26,545,881
SS&C Technologies Holdings, Inc. (b)	81,083	3,511,705
		52,428,356

Biotechnology–12.05%

Alkermes PLC (b)	213,586	9,132,937
Amgen Inc.	74,380	9,475,268
Biogen Idec Inc. (b)	42,956	14,364,057
Celgene Corp. (b)	167,323	14,582,200
Gilead Sciences, Inc. (b)	426,768	39,070,610
		86,625,072

Cable & Satellite–3.73%

DISH Network Corp. -Class A (b)	433,417	26,811,176

Communications Equipment–9.05%

ARRIS Group Inc. (b)	592,010	20,228,982
F5 Networks, Inc. (b)	123,324	13,885,049
Palo Alto Networks, Inc. (b)	138,871	11,229,109
QUALCOMM, Inc.	267,613	19,723,078
		65,066,218

Consumer Electronics–0.47%

Harman International Industries, Inc.	31,408	3,409,338

Data Processing & Outsourced Services–9.23%

Alliance Data Systems Corp. (b)	81,921	21,487,059
MasterCard, Inc. -Class A	382,763	28,381,876
Visa Inc. -Class A	78,283	16,518,496
		66,387,431

Electronic Manufacturing Services–0.36%

Sanmina Corp. (b)	110,232	2,567,303

Health Care Technology–1.88%

IMS Health Holdings, Inc. (b)(c)	517,843	13,515,702

Home Entertainment Software–1.19%

Activision Blizzard, Inc.	383,529	8,583,379

Internet Retail–4.60%

Amazon.com, Inc. (b)	36,125	11,306,764
Priceline Group Inc. (The) (b)	15,275	18,978,424
TripAdvisor Inc. (b)	29,111	2,760,887
		33,046,075

	Shares	Value

Internet Software & Services–16.92%

Facebook Inc. -Class A (b)	584,020	$42,429,053
Google Inc. -Class A (b)	45,592	26,422,844
Google Inc. -Class C (b)	45,592	26,060,387
Yelp Inc. (b)	398,214	26,744,052
		121,656,336

IT Consulting & Other Services–1.27%

Cognizant Technology Solutions Corp. -Class A (b)	186,680	9,156,654

Life Sciences Tools & Services–1.86%

Thermo Fisher Scientific, Inc.	109,910	13,354,065

Pharmaceuticals–2.67%

Actavis PLC (b)	55,442	11,879,003
Bristol-Myers Squibb Co.	145,255	7,352,808
		19,231,811

Semiconductor Equipment–0.96%

Applied Materials, Inc.	329,672	6,909,925

Semiconductors–11.60%

ARM Holdings PLC -ADR (United Kingdom)	81,142	3,469,632
Atmel Corp. (b)	906,971	7,437,162
Avago Technologies Ltd. (Singapore)	247,902	17,199,441
Lattice Semiconductor Corp. (b)	740,845	5,067,380
Micron Technology, Inc. (b)	228,322	6,975,237
NXP Semiconductors N.V. (Netherlands)(b)	350,347	21,844,135
Skyworks Solutions, Inc.	206,168	10,465,088
Synaptics Inc. (b)	47,618	3,439,448
Texas Instruments Inc.	162,435	7,512,619
		83,410,142

Systems Software–3.89%

ServiceNow, Inc. (b)	162,612	9,561,586
VMware, Inc. -Class A (b)(c)	185,583	18,439,527
		28,001,113

Technology Hardware, Storage & Peripherals–7.43%

Apple Inc.	505,851	48,344,180
Cray, Inc. (b)	191,330	5,074,072
		53,418,252

Wireless Telecommunication Services–3.36%

Sprint Corp. (b)	3,287,999	24,166,793
Total Common Stocks & Other Equity Interests (Cost $495,892,030)		717,745,141

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Shares		Value

Money Market Funds–1.32%

Liquid Assets Portfolio –Institutional Class (d)	4,722,861	$4,722,861
Premier Portfolio –Institutional Class (d)	4,722,860	4,722,860
Total Money Market Funds (Cost $9,445,721)		9,445,721
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.13% (Cost $505,337,751)		727,190,862
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.93%

Liquid Assets Portfolio - Institutional Class (Cost $21,088,280)(d)(e)	21,088,280	21,088,280
TOTAL INVESTMENTS–104.06% (Cost $526,426,031)		748,279,142
OTHER ASSETS LESS LIABILITIES–(4.06)%		(29,176,050)
NET ASSETS–100.00%		$719,103,092

Investment Abbreviations:

ADR        —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$ 19,910,129	$(19,910,129)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$732,916,634	$15,362,508	$—	$748,279,142

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $122,066,347 and $132,407,200, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$235,052,955
Aggregate unrealized (depreciation) of investment securities	(13,486,251)
Net unrealized appreciation of investment securities	$221,566,704
Cost of investments for tax purposes is $526,712,438.

Invesco Technology Fund

Invesco Technology Sector Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	MS-TECH-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.17%

Application Software–7.31%

Aspen Technology, Inc. (b)	21,860	$949,599
Monitise PLC (United Kingdom)(b)(c)	2,699,776	2,072,240
salesforce.com, inc. (b)	65,789	3,569,053
SS&C Technologies Holdings, Inc. (b)	10,969	475,067
		7,065,959

Biotechnology–12.10%

Alkermes PLC (b)	28,838	1,233,113
Amgen Inc.	10,045	1,279,633
Biogen Idec Inc. (b)	5,801	1,939,796
Celgene Corp. (b)	22,595	1,969,154
Gilead Sciences, Inc. (b)	57,663	5,279,048
		11,700,744

Cable & Satellite–3.74%

DISH Network Corp. -Class A (b)	58,545	3,621,594

Communications Equipment–9.10%

ARRIS Group Inc. (b)	80,367	2,746,140
F5 Networks, Inc. (b)	16,663	1,876,087
Palo Alto Networks, Inc. (b)	18,727	1,514,265
QUALCOMM, Inc.	36,138	2,663,371
		8,799,863

Consumer Electronics–0.48%

Harman International Industries, Inc.	4,247	461,012

Data Processing & Outsourced Services–9.23%

Alliance Data Systems Corp. (b)	11,053	2,899,091
MasterCard, Inc. -Class A	51,240	3,799,446
Visa Inc. -Class A	10,554	2,227,000
		8,925,537

Electronic Manufacturing Services–0.36%

Sanmina Corp. (b)	14,884	346,648

Health Care Technology–1.89%

IMS Health Holdings, Inc. (b)	70,079	1,829,062

Home Entertainment Software–1.20%

Activision Blizzard, Inc.	51,786	1,158,971

Internet Retail–4.59%

Amazon.com, Inc. (b)	4,818	1,507,986
Priceline Group Inc. (The) (b)	2,063	2,563,174
TripAdvisor Inc. (b)	3,931	372,816
		4,443,976

	Shares	Value

Internet Software & Services–17.02%

Facebook Inc. -Class A (b)	78,879	$5,730,559
Google Inc. -Class A (b)	6,186	3,585,096
Google Inc. -Class C (b)	6,186	3,535,918
Yelp Inc. (b)	53,774	3,611,462
		16,463,035

IT Consulting & Other Services–1.28%

Cognizant Technology Solutions Corp. -Class A (b)	25,206	1,236,354

Life Sciences Tools & Services–1.86%

Thermo Fisher Scientific, Inc.	14,843	1,803,424

Pharmaceuticals–2.68%

Actavis PLC (b)	7,486	1,603,950
Bristol-Myers Squibb Co.	19,612	992,760
		2,596,710

Semiconductor Equipment–0.97%

Applied Materials, Inc.	44,531	933,370

Semiconductors–11.63%

ARM Holdings PLC -ADR (United Kingdom)	11,231	480,238
Atmel Corp. (b)	122,464	1,004,205
Avago Technologies Ltd. (Singapore)	34,413	2,387,574
Lattice Semiconductor Corp. (b)	103,354	706,941
Micron Technology, Inc. (b)	30,832	941,918
NXP Semiconductors N.V. (Netherlands)(b)	46,314	2,887,678
Skyworks Solutions, Inc.	27,940	1,418,234
Synaptics Inc. (b)	6,430	464,439
Texas Instruments Inc.	20,737	959,086
		11,250,313

Systems Software–3.91%

ServiceNow, Inc. (b)	21,917	1,288,719
VMware, Inc. -Class A (b)	25,044	2,488,372
		3,777,091

Technology Hardware, Storage & Peripherals–7.47%

Apple Inc.	68,203	6,518,160
Cray, Inc. (b)	26,686	707,713
		7,225,873

Wireless Telecommunication Services–3.35%

Sprint Corp. (b)	441,113	3,242,181
Total Common Stocks & Other Equity Interests (Cost $73,401,304)		96,881,717

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Money Market Funds–1.34%

Liquid Assets Portfolio –Institutional Class (d)	649,021	$649,021
Premier Portfolio –Institutional Class (d)	649,021	649,021
Total Money Market Funds (Cost $1,298,042)		1,298,042
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.51% (Cost $74,699,346)		98,179,759

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.77%

Liquid Assets Portfolio - Institutional Class (Cost $1,715,380)(d)(e)	1,715,380	1,715,380
TOTAL INVESTMENTS–103.28% (Cost $76,414,726)		99,895,139
OTHER ASSETS LESS LIABILITIES–(3.28)%		(3,171,196)
NET ASSETS–100.00%		$96,723,943

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$1,572,496	$(1,572,496)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

Invesco Technology Sector Fund

E.	Foreign Currency Translations – (continued)

transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Sector Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 97,822,899	$ 2,072,240	$ —	$ 99,895,139

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $16,313,256 and $17,654,392 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,301,893
Aggregate unrealized (depreciation) of investment securities	(1,850,657)
Net unrealized appreciation of investment securities	$23,451,236
Cost of investments for tax purposes is $ 76,443,903.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	VK-VOPP-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.50%

Advertising–2.83%

Omnicom Group Inc.	401,355	$28,090,836

Air Freight & Logistics–1.27%

UTi Worldwide, Inc. (b)	1,337,739	12,655,011

Application Software–1.16%

Synopsys, Inc. (b)	306,200	11,565,174

Asset Management & Custody Banks–1.37%

Bank of New York Mellon Corp. (The)	348,120	13,590,605

Automobile Manufacturers–1.59%

Nissan Motor Co., Ltd. (Japan)(c)	1,603,500	15,813,146

Cable & Satellite–2.54%

Time Warner Cable Inc.	174,202	25,276,710

Coal & Consumable Fuels–1.60%

Peabody Energy Corp. (c)	1,047,029	15,883,430

Communications Equipment–1.51%

Cisco Systems, Inc.	595,100	15,014,373

Consumer Finance–1.63%

Synchrony Financial (b)	703,600	16,182,800

Department Stores–4.47%

Macy’s, Inc.	515,672	29,800,685
Nordstrom, Inc.	210,900	14,600,607
		44,401,292

Diversified Banks–18.89%

Bank of America Corp.	1,513,866	23,086,457
Citigroup Inc.	637,721	31,190,934
Comerica Inc.	278,435	13,994,143
JPMorgan Chase & Co.	1,008,664	58,169,653
U.S. Bancorp	339,438	14,266,579
Wells Fargo & Co.	922,825	46,971,792
		187,679,558

Electronic Components–1.19%

Corning Inc.	601,400	11,817,510

Food Retail–1.49%

Kroger Co. (The)	302,472	14,815,079

General Merchandise Stores–1.27%

Target Corp.	210,842	12,564,075

Household Products–1.43%

Procter & Gamble Co. (The)	183,960	14,223,787

	Shares	Value

Industrial Conglomerates–2.03%

General Electric Co.	799,845	$20,116,102

Integrated Oil & Gas–15.27%

Chevron Corp.	289,929	37,470,424
Exxon Mobil Corp.	134,482	13,305,649
Petroleo Brasileiro S.A. -ADR (Brazil)	1,787,475	28,492,352
Royal Dutch Shell PLC –ADR (United Kingdom)	565,888	46,306,615
Total S.A. -ADR (France)	405,500	26,154,750
		151,729,790

Integrated Telecommunication Services–1.08%

Verizon Communications Inc.	212,219	10,700,082

Investment Banking & Brokerage–3.91%

Goldman Sachs Group, Inc. (The)	92,287	15,953,654
Morgan Stanley	707,620	22,884,431
		38,838,085

Life & Health Insurance–5.77%

Aflac, Inc.	237,700	14,200,198
MetLife, Inc.	382,000	20,093,200
Unum Group	670,274	23,010,506
		57,303,904

Managed Health Care–4.43%

UnitedHealth Group Inc.	261,243	21,173,745
WellPoint, Inc.	207,658	22,802,925
		43,976,670

Marine–0.55%

Diana Shipping Inc. (Greece)(b)	555,415	5,415,296

Oil & Gas Drilling–0.82%

Noble Corp. PLC	260,277	8,164,889

Personal Products–0.99%

Nu Skin Enterprises, Inc. -Class A	167,800	9,848,182

Pharmaceuticals–4.46%

Bristol-Myers Squibb Co.	274,105	13,875,195
Novartis AG (Switzerland)	212,300	18,530,519
Pfizer Inc.	414,700	11,901,890
		44,307,604

Property & Casualty Insurance–4.67%

Allied World Assurance Co. Holdings AG	212,503	7,652,233
Allstate Corp. (The)	467,319	27,314,795
Chubb Corp. (The)	131,180	11,374,618
		46,341,646

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Regional Banks–0.76%

Investors Bancorp, Inc.	733,219	$7,588,817

Steel–1.40%

POSCO -ADR (South Korea)	172,104	13,911,166

Systems Software–1.98%

Oracle Corp.	487,900	19,706,281

Technology Distributors–1.51%

CDW Corp.	484,019	14,951,347

Technology Hardware, Storage & Peripherals–1.97%

Hewlett-Packard Co.	550,161	19,591,233

Wireless Telecommunication Services–0.66%

Vodafone Group PLC -ADR (United Kingdom)	198,103	6,580,982
Total Common Stocks & Other Equity Interests (Cost $695,600,243)		958,645,462

Money Market Funds–4.99%

Liquid Assets Portfolio – Institutional Class (d)	24,774,290	24,774,290
Premier Portfolio –Institutional Class (d)	24,774,289	24,774,289
Total Money Market Funds (Cost $49,548,579)		49,548,579
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.49% (Cost $745,148,822)		1,008,194,041

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.25%

Liquid Asset Portfolio - Institutional Class (Cost $12,407,728)(d)(e)	12,407,728	12,407,728
TOTAL INVESTMENTS–102.74% (Cost $757,556,550)		1,020,601,769
OTHER ASSETS LESS LIABILITIES–(2.74)%		(27,262,498)
NET ASSETS–100.00%		$993,339,271

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$11,950,314	$(11,950,314)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$986,258,104	$34,343,665	$ —	$1,020,601,769

Invesco Value Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2014 was $34,269,023 and $48,820,090, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$292,211,544
Aggregate unrealized (depreciation) of investment securities	(37,134,911)
Net unrealized appreciation of investment securities	$255,076,633
Cost of investments for tax purposes is $765,525,136.

Invesco Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.